Investment Securities, Held-to-maturity Securities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Amortized cost and fair value of the held to maturity securities [Abstract]
Amortized Cost	$ 70,946	$ 86,215
Gross Unrecognized Gains	4,396	4,228
Gross Unrecognized Losses	0	138
Fair Value	75,342	90,305
Mortgage-backed securities and collateralized mortgage obligations-residential [Member]
Amortized cost and fair value of the held to maturity securities [Abstract]
Amortized Cost	60,986	76,270
Gross Unrecognized Gains	3,334	2,744
Gross Unrecognized Losses	0	138
Fair Value	64,320	78,876
Corporate bonds [Member]
Amortized cost and fair value of the held to maturity securities [Abstract]
Amortized Cost	9,960	9,945
Gross Unrecognized Gains	1,062	1,484
Gross Unrecognized Losses	0	0
Fair Value	$ 11,022	$ 11,429